PRINCIPAL ACCOUNTING POLICIES - Inventory and Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Inventories	$ 2,823	¥ 19,380	¥ 77,941
Accounts receivable
Allowance of accounts receivable		0	0
GPS devices
PRINCIPAL ACCOUNTING POLICIES
Inventories		8,100	2,500
Auto check equipments
PRINCIPAL ACCOUNTING POLICIES
Inventories		¥ 1,400	1,400
New cars
PRINCIPAL ACCOUNTING POLICIES
Inventories			¥ 72,600